Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 336,728	$ 299,001
Incentives	7,301	9,445
Contract assets	344,029	308,446
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	610,971	549,848
Incentives	51,045	52,331
Contract assets	662,016	602,179
Accumulated amortization and impairment
Disclosure Of Contract Costs [Line Items]
Transition costs	274,243	250,847
Incentives	43,744	42,886
Contract assets	$ 317,987	$ 293,733